RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 19 — RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had balances with the Company as of December 31, 2024 and 2023 consisted of:

(a)	Related party balances

	As of December 31,
	2024	2023
Due from related parties:
Haimei Wu(1)	$—	$391,641
Betters Medical Investment Holdings Limited	2,862	2,941
Total	$2,862	$394,582
Due to related parties:
Betters Medical Investment Holdings Limited(2)	$3,703,700	$3,785,250
Total	$3,703,700	$3,785,250
(1)	Haimei Wu is a major shareholder of Betters Medical Investment Holdings Limited. The balance is non-trade nature, unsecured, interest-free and subsequently settled. The nature of this advance is a temporary fund advance to Haimei Wu, as of December 31, 2023, Ms. Wu owed the Company $0.4 million. In the first half of 2024, the $0.4 million of amount due from Ms. Wu was fully collected.
(2)	Betters Medical Investment Holdings Limited is the shareholder of Baird Medical investment Holding Limited. The nature of the balance is mainly the listing expenses paid by Betters Medical Investment Holdings Limited on behalf of the Company.